Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class A
Trading Symbol	LPXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.09% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge[2]	4.94%	3.56%	3.38%
Without sales charge	7.09%	3.98%	3.60%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class C
Trading Symbol	LPXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.36% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
With sales charge	5.36%[2]	3.24%	2.87%
Without sales charge	6.36%	3.24%	2.87%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class F
Trading Symbol	LPXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.40% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	Since inception (6/3/20)
Class F2	7.40%	3.97%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.23%
Blended Benchmark[1]	8.06%	4.09%
ICE BofA U.S. All Capital Securities Index	6.61%	3.01%

Performance Inception Date	Jun. 03, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class I
Trading Symbol	LPXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.40% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class I2	7.40%	4.28%	3.91%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class R
Trading Symbol	LPXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.88% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class R2	6.88%	3.77%	3.38%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class Z
Trading Symbol	LPXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.42% total return in the 12 months ended April 30, 2025, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 7.04%, and the ICE BofA U.S. All Capital Securities Index, which returned 6.61%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to preferred and contingent capital securities (CoCos) with more than two years of call protection and fixed-to-reset preferred securities contributed to relative performance. The Fund's allocations to preferreds, CoCos and senior debt securities with less than six months of call protection detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and real estate sectors contributed to relative performance. The Fund's allocation to the telecommunication services sector modestly detracted from relative performance.

Top contributors	Top detractors
Banking	Telecommunication Services
Utilities
Real Estate

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (11/30/15)
Class Z2	7.42%	4.24%	3.89%
ICE BofA 1-3 Year U.S. Corporate Index	7.04%	2.47%	2.55%
Blended Benchmark[1]	8.06%	4.47%	4.25%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	4.18%

Performance Inception Date	Nov. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,661,738,927
Holdings Count | shares	224
Advisory Fees Paid, Amount	$ 7,644,054
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2025)
Net assets	$1,661,738,927
Number of portfolio holdings (excluding derivatives)	224
Portfolio turnover rate	53%
Net advisory fees paid	$7,644,054

Holdings [Text Block]
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%

Sector diversification[3,5]	(%)
Banking	49.3%
Utilities	17.4%
Real Estate	8.2%
Insurance	7.9%
Pipelines	6.8%
Health Care	2.6%
Telecommunications	1.9%
Financial Services	1.5%
Consumer Staple Products	1.0%
Other (includes short-term investments)	3.4%

Country diversification[3,5]	(%)
United States	54.1%
Canada	12.7%
United Kingdom	8.5%
France	6.5%
Switzerland	4.1%
Japan	2.3%
Netherlands	2.0%
Italy	1.8%
Germany	1.1%
Other (includes short-term investments)	6.9%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.5%
Goldman Sachs Group, Inc., 7.50%, Series W	1.5%
Charles Schwab Corp., 5.375%, Series G	1.5%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.4%
Charles Schwab Corp., 4.00%, Series I	1.4%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.4%
Citigroup, Inc., 7.625%, Series AA	1.4%
Nippon Life Insurance Co., 4.70%, due 1/20/46 (Japan)	1.3%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.3%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.3%